Intangibles	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
Intangibles

(9)    Intangibles

The Company has capitalized certain costs associated with patents, trademarks, purchased customer lists and website and product designs. The costs are amortized on a straight-line basis over the expected life of the intangible normally between 3 and 15 years. The intangible assets consist of the following:

	June 30, 2011	December 31, 2010

Customer list	$500,000	$-
Product designs	55,000	-
Websites	80,000	-
Patents	28,651	28,651
Trademarks	335	335
	663,986	28,689
Accumulated amortization	87,078	4,642
	$576,908	$24,344

Future amortization:
2011	$99,466
2012	198,932
2013	198,932
2014	21,711
2015 and thereafter	57,866
	$576,908